Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium	Capital Reserves from Options Granted	Capital Reserves from Transactions with Controlling Shareholders	Currency Translation Differences	Warrants	Accumulated deficit	Total
Beginning balance at Dec. 31, 2015	$ 870	$ 51,990	$ 697	$ 538	$ (1,117)	$ 1,532	$ (44,329)	$ 10,181
TOTAL COMPREHENSIVE LOSS FOR THE YEAR							(9,007)	(9,007)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	319	1,260	70					1,649
Stock-based compensation in connection with options granted to employees and service providers			104					104
Expiration of options and warrants		567	(92)			(475)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	319	1,827	82			(475)		1,753
Ending balance at Dec. 31, 2016	1,189	53,817	779	538	(1,117)	1,057	(53,336)	2,927
TOTAL COMPREHENSIVE LOSS FOR THE YEAR							(2,545)	(2,545)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	2,501	69	267					2,837
Exercise of warrant, net	1,602	626						2,228
Stock-based compensation in connection with options granted to employees and service providers			64					64
Expiration of options and warrants		528	(201)			(327)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	4,103	1,223	130			(327)		5,129
Ending balance at Dec. 31, 2017	5,292	55,040	909	538	(1,117)	730	(55,881)	5,511
TOTAL COMPREHENSIVE LOSS FOR THE YEAR							(6,598)	(6,598)
TRANSACTIONS WITH SHAREHOLDERS:
Issuance of shares and warrants	3,179	(1,823)	630					1,986
Exercise of warrant, net	12,453	(5,430)						7,023
Stock-based compensation in connection with options granted to employees and service providers			157					157
Expiration of options and warrants		1,155	(425)			(730)
TOTAL TRANSACTIONS WITH SHAREHOLDERS	15,632	(6,098)	362			(730)		9,166
Ending balance at Dec. 31, 2018	$ 20,924	$ 48,942	$ 1,271	$ 538	$ (1,117)		$ (62,479)	$ 8,079